UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700

Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway
, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/23

Item 1.  Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Gold and
Precious Metals
Fund
July 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin Gold and Precious Metals Fund for the 12-month reporting period
ended July 31, 2023. Please read on for a detailed look at
prevailing economic and market conditions during the Fund’s
reporting period and to learn how those conditions have
affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.
com . Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
Managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer -
Investment Management
Franklin Gold and Precious Metals Fund
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report

Contents
Fund Overview 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Schedule of Investments 11
Financial Statements 20
Notes to Financial Statements 24
Report of Independent Registered
Public Accounting Firm 37
Tax Information 38
Board Members and Officers 39
Shareholder Information 44
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Franklin Gold and Precious Metals Fund
Fund Overview
Q. What is the Fund’s investment strategy?
A. Gold and precious metals operation companies include
companies that mine, process, or deal in gold or other
precious metals, such as silver, platinum and palladium,
including mining finance and exploration companies as well
as operating companies with long- or medium-life mines.
The Fund may buy securities of gold and precious metals
operation companies located anywhere in the world and
in general invests predominantly in non-U.S. companies.
The Fund may invest in companies without regard to
market capitalization and may heavily invest in small- and
mid-capitalization companies. We look for companies with
low-cost reserves and experienced management teams with
established track records, particularly focusing on companies with long life production profiles, expandable resource
bases, and active exploration programs that can potentially
drive future reserve and production growth.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a +12.91%
total return for the 12 months ended July 31, 2023.
1
While
inflation remained elevated in most parts of the world, it
showed some signs of slowing in the second half of the
period, supporting equities. Equity performance varied
notably by region, as changing economic conditions had a
differential impact depending on local circumstances.
All major precious metals except palladium commanded
higher prices during the 12-month period, aided in part by
a 2.8% decline in the U.S. dollar’s trade-weighted value
(which made metals less expensive for non-U.S. buyers).
Gold spot prices rose 11.3%, averaged just under $1,848
per troy ounce, and finished the period at $1,965 an ounce.
Gold started the period in a downtrend, trading below
$1,630 during the summer and fall of 2022—the lowest
level in over two years—as incoming economic data initially
pointed to a more aggressive U.S. Federal Reserve rate
path. By late October 2022, concerns about inflation had
intensified greatly, but “safe-haven” metal demand for gold
had yet to attract widespread interest. Among the catalysts
for gold’s eventual upside moves was its inverse correlation to the trade-weighted U.S. dollar, which peaked at a 20-
year high in September 2022; cooler U.S. inflation data that spurred expectations of a slowdown in monetary tightening;
and softening global macroeconomic data which drove
volatile equity markets. Other drivers included heightened
geopolitical tensions and widespread trade restrictions
stemming from Russia’s war on Ukraine, where the potential
threat of nuclear retaliation emerged as a worst-case-
scenario concern; deteriorating U.S.-China relations; and
investors temporarily seeking havens from the banking
turmoil that surfaced in early 2023.
Against this backdrop, physical gold demand soared to
an 11-year high on the back of near-record central bank
purchases and a reinvigoration in retail investor buying. Gold prices peaked at roughly $2,063 in early May 2023, which
was close to the all-time high of $2,075 reached in August of
2020. Gold finished the period rangebound between $1,900
and $2,000 as the impact of higher interest rates weighed on demand. As a non-interest-bearing asset, gold tends to lose
support as bond yields rise. By September 2022, the yield
on the two-year U.S. Treasury note had risen to the highest
levels since 2007. Investment demand eventually faded in
the spring months as physical gold bullion exchange-traded
funds (ETFs) returned to net outflows that persisted into July.
However, continued buying from the People’s Bank of China
and other central banks brought some offsetting demand
support.
Elsewhere in the precious metals market, silver nearly
doubled gold’s one-year rise as it appreciated 21.6%, to
$24.75 per ounce. Platinum (up 6.1% in the period, to $954
per ounce) and palladium (-39.6%, to $1,287)—valued
Geographic Composition
7/31/23
% of Total
Net Assets
Canada 55.1%
Australia 28.6%
Burkina Faso 5.0%
South Africa 4.8%
United States 3.4%
Egypt 1.5%
Turkey 1.2%
Other 0.4%
Short-Term Investments & Other Net Assets* 0.0%
*
Rounds to less than 0.1%.
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
15
.

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Annual Report
mostly for their industrial applications—faced the competing tensions of supply scarcity versus reduced industrial demand as global manufacturing activity remained under pressure.
Aside from precious metals, copper and all other major base
metals began the annual period on a similar downward trend
to gold—despite their disparate end markets—as fears of
a global recession depressed buying interest, but copper
eventually reversed into an overall gain of 11.5% for the
period.
Q. How did we respond to these changing market
conditions?
A. Against this evolving macroeconomic backdrop, many
metals and mining equities rallied from their late 2022
lows, but for some it was not enough to counterbalance the
earlier declines, as was the case for the majority of copper explorers and platinum/palladium-focused miners, many of
which remained in negative territory through the end of July.
Gold-focused miners, as measured by the benchmark FTSE
Gold Mines Index, fared better as their one-year returns, on average, more than doubled the rise in physical gold.
The Fund retained a relatively consistent mix of industry
exposures, ending the annual reporting period with a slight
decrease in platinum- and palladium-focused companies
that was due mainly to their underperformance. We also
saw an increase in portfolio weightings among some of the
gold industry’s largest producers. The Fund maintained its
exposure to exploration and development-stage companies
with a view that the industry has not been reinvesting
enough for current producers, as a whole, to maintain their
production beyond the next couple of years, in our view. And in a somewhat frustrating turn of events, the industry saw
very little merger or acquisition activity in 2022, though it did experience a modest uptick in deal activity during the first seven months of 2023, including a large-scale merger that
involved Newmont looking to acquire Newcrest Mining in a
deal that was expected to go to a shareholder vote in in the fourth quarter of 2023.
Performance Overview
The Fund’s Class A shares posted a +6.22% cumulative total
return for the 12 months under review. In comparison, the
Fund’s primary benchmark, the sector-specific FTSE Gold
Mines Index, which comprises companies whose principal
activity is gold mining, posted a +23.69% cumulative total
return.
1
The Fund’s secondary benchmark, the Standard &
Poor’s 500 Index (S&P 500
®
), which is a broad measure of
U.S. stock performance, posted a +13.02% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. In absolute terms, gold-focused mining companies
comprised about four-fifths of the portfolio and provided the bulk of its overall gains. They followed a volatile trajectory that led to declines for about half of our related holdings, but this was more than offset by the magnitude of gains from
key contributors such as Alamos Gold, AngloGold Ashanti,
Newcrest Mining, Endeavour Mining, Torex Gold Resources,
Orla Mining, Emerald Resources and several others that saw
robust rallies, with a handful of them more than doubling in value.
In particular, Endeavour, an operator of gold mines in
Burkina Faso, Cote d’Ivoire and Senegal, was the Fund’s
second-largest holding at period-end. Market visibility around
Endeavour’s stock improved as it received long-awaited
inclusion in MSCI’s standard developed market indices
effective May 31, 2023, and also benefited from a change
in methodology in the MVIS Global Junior Gold Miners
Index, an index followed by a popular ETF, which increased
its weightings in the top five members of the index (which
currently includes Endeavour Mining). Beyond financial index externalities, the company continued to aggressively explore for new gold ounces, having already drilled 41 kilometers of their budgeted 70 kilometers in exploration for 2023 in the
first quarter alone. Most of the subsequent drilling results were expected in the latter half of 2023, leading up to an
updated resource at a relatively new discovery, Tanda-Iguela in Cote d’Ivoire, which Endeavour has rapidly moved into
position to be the company’s next development asset.
Western Australia-based gold miner Emerald Resources
revealed impressive operational performance at its existing
mine in Cambodia, delivering record gold production at its
Okvau open pit mine, and released positive results arising
from exploratory activities in the vicinity. The company also continued to advance exploration activities at the North
Laverton Gold project in Western Australia, which appears
on track to become the company’s second mining zone.
Additional one-year gains were seen in the diversified
metals and mining industry, which covered about a tenth of
the portfolio. On average, these holdings produced even
stronger returns than our gold industry stocks. Although
there was an almost even mixture of rising and falling stocks within this allocation, several contributors posted large,

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Annual Report
double-digit percentage gains including Ivanhoe Mines, G
Mining Ventures, Chalice Mining, Ivanhoe Electric and Leo
Lithium. Bravo Mining (which holds a Brazilian development
project containing platinum group metals, gold and nickel)
saw its equity value nearly triple. Ivanhoe—our largest
holding in this industry—saw its share price surge to all-time highs as the multi-stage expansion of their low-cost copper
mine in the Democratic Republic of Congo (DRC) proceeded
on time and on budget. Ivanhoe’s management continued to
debottleneck its milling and refining operations as a means
to boost production, while keeping a focus on discovering
and developing additional high-grade ore bodies to provide
a supply of metals critically needed for the electrification of the global economy and infrastructure. In South Africa, the
company continued to advance the sinking of the second
primary mine shaft at its Platreef palladium, platinum,
rhodium, nickel, copper and gold operation, and it remained
on track for initial production from the first shaft in 2024.
Precious Metals Prices (7/31/22–7/31/23
)*
*Source: Bloomberg LP. Amounts shown are based on spot prices quoted in U.S.
dollars per troy ounce. For illustrative purposes only; not representative of the
Fund’s portfolio composition or performance.
Q. What were the leading detractors from performance?
A. Aside from the core industry allocations mentioned above, the Fund also has limited exposures in three others: precious metals and minerals, silver, and copper. All three allocations sustained substantial one-year losses.
The precious metals and minerals industry is where the
Fund’s platinum- and palladium-focused producers are
categorized, and most of these companies had a difficult
year including key detractors Impala Platinum Holdings and
Northam Platinum. Benchmark Metals and Sabel Resources
also fall under this industry and lost more than half of their equity value, although both are early-stage exploration and
development companies largely focused on gold and silver.
Despite higher silver and copper prices, several exploration-
stage miners focused on both metals traded lower with
double-digit percentage declines including standout
detractors GoGold Resources and Silver Tiger Metals in the
silver industry, and SolGold in the copper industry.
The rest of the notable detractors were individual holdings
that reduced our otherwise positive absolute returns in the
gold; and diversified metals and mining industries, with
the latter allocation hindered foremost by large selloffs in
Bluestone Resources, RTG Mining and Arizona Metals.
In the gold industry, Red 5 and Pantoro were the worst of a
long list of detractors that bucked the overall uptrend in gold prices. Both companies sold off following equity offerings
to cover working capital shortfalls as their respective new
mines ramped up slower than initially expected. Pantoro
entered a merger with Tulla Resources (also owned by
the Fund) in February 2023 but required additional capital
to cover cost overruns and reduce debt levels given the
operation’s slower-than-expected ramp-up. Each company
held a 50% interest in the Norseman Gold Project, so
Pantoro’s acquisition of Tulla (finalized in July 2023) gave them 100% control of the operation. Pantoro also announced
it would be putting its 100%-owned Halls Creek Gold Project
(in the Kimberley region of Western Australia) on care and
maintenance due to rising costs and limitations on accessing new ore zones. The Pantoro-Tulla merger created a new
mid-capitalization company with a target production of
110,000 ounces of gold per annum, a mineral resource of
4.79 million ounces, an ore reserves of nearly one million
ounces, as well as lots of room for exploration across the
Norseman project’s vast license area.
Red 5 experienced a volatile year as it looked to ramp up a
new mill at its King of the Hills (KOTH) gold mine, located
in the Eastern Goldfields region of Western Australia.
Production showed steady improvement, but the pace was
slower than the company had anticipated. By February 2023,
investors began to worry Red 5 might not be able to make up
for some of its previous COVID-related delays that stretched into 2022, and the company ended up raising additional
working capital in late February. Red 5 nonetheless released impressive high-grade assay results at its Darlot mine, with test-drilling efforts identifying new extensions and targets for resource growth. In its latest operational update, Red 5 revealed KOTH had delivered a fourth consecutive month of
record gold production in June 2023.
The other, lesser gold industry detractors included St.
Barbara, West African Resources, Marathon Gold, Monarch
Mining, Predictive Discovery and Wiluna Mining, with both

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Annual Report
Monarch and Wiluna serving as outliers to the downside as
both companies suffered share-price declines in excess of
90%.
Q. Were there any significant changes to the Fund
during the reporting period?
A. Based on market appreciation, some reallocation, and
a reduction in the Fund’s cash position, the portfolio’s
exposure to gold-focused mining companies increased
modestly. Most of our other, smaller allocations were fairly static throughout the year, though depreciation lowered
our exposures to precious metals and minerals; silver; and
copper industry companies somewhat, as did the liquidation
of select laggards in the precious metals and mining space.
In May 2023, the Fund’s top holdings were increased to the
point where five of them had weightings over 5% of total net assets, reestablishing the Fund as a non-diversified portfolio, thereby maintaining flexibility to hold larger weightings in top holdings for at least the next three years.
Thank you for your continued participation in Franklin Gold
and Precious Metals Fund. We look forward to serving your
future investment needs.
Stephen M. Land, CFA
Lead Portfolio Manager
Frederick G. Fromm, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
7/31/23
% of Total
Net Assets
Gold 81.2%
Diversified Metals & Mining 10.7%
Precious Metals & Minerals 4.8%
Silver 2.2%
Copper 1.1%
Other* 0.0%
Short-Term Investments & Other Net Assets
†
0.0%
*
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
†
Rounds to less than 0.1%.
Top 10 Holdings
7/31/23
Company
Sub-Industry
% of Total
Net Assets
a a
Newcrest Mining Ltd. 5.0%
Gold
Endeavour Mining plc 5.0%
Gold
Barrick Gold Corp. 4.9%
Gold
Alamos Gold, Inc. 4.9%
Gold
Agnico Eagle Mines Ltd. 4.8%
Gold
Perseus Mining Ltd. 3.3%
Gold
SSR Mining, Inc. 3.0%
Gold
Red 5 Ltd. 2.8%
Gold
Orla Mining Ltd. 2.6%
Gold
Newmont Corp. 2.5%
Gold

Performance Summary as of July 31, 2023
Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +6.22% +0.40%
5-Year +57.08% +8.22%
10-Year +32.56% +2.28%
Advisor
1-Year +6.48% +6.48%
5-Year +59.05% +9.72%
10-Year +35.90% +3.12%
See page 9 for Performance Summary footnotes.

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Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(7/31/13–7/31/23)
Advisor Class
(7/31/13–7/31/23)

Franklin Gold and Precious Metals Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG consider-
ations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The FTSE Gold Mines Index is a free float-weighted index that comprises companies whose principal activity is gold mining. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
6
Share Class
A 0.88%
Advisor 0.63%

Your Fund’s Expenses
Franklin Gold and Precious Metals Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 2/1/23
Ending
Account
Value 7/31/23
Expenses
Paid During
Period
2/1/23–7/31/23
1,2
Ending
Account
Value 7/31/23
Expenses
Paid During
Period
2/1/23–7/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $938.60 $4.21 $1,020.45 $4.39 0.88%
C $1,000 $935.20 $7.80 $1,016 .73 $8.13 1.63%
R6 $1,000 $940.20 $2.47 $1,022.25 $2.57 0.51%
Advisor $1,000 $939.80 $3.01 $1,021.69 $3.14 0.63%

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.40 $24.23 $28.04 $16.68 $13.56
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.10 0.13 0.04 (0.04) (0.02)
Net realized and unrealized gains (losses) ........... 0.92 (5.90) (1.20) 11.40 3.14
Total from investment operations .................... 1.02 (5.77) (1.16) 11.36 3.12
Less distributions from:
Net investment income .......................... — (2.06) (2.65) — —
Net asset value, end of year ....................... $17.42 $16.40 $24.23 $28.04 $16.68
Total return
c
................................... 6.22% (25.63)% (3.80)% 68.05% 23.01%
Ratios to average net assets
Expenses
d
.................................... 0.92%
e
0.88% 0.90%
e
0.93%
e
0.98%
e
Net investment income (loss) ...................... 0.58% 0.58% 0.17% (0.20)% (0.15)%
Supplemental data
Net assets, end of year (000’s) ..................... $679,841 $656,071 $921,127 $938,555 $645,108
Portfolio turnover rate ............................ 12.92% 17.60% 18.91% 17.00% 12.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.50 $21.71 $25.42 $15.24 $12.49
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.02) (0.03) (0.13) (0.16) (0.11)
Net realized and unrealized gains (losses) ........... 0.81 (5.23) (1.09) 10.34 2.86
Total from investment operations .................... 0.79 (5.26) (1.22) 10.18 2.75
Less distributions from:
Net investment income .......................... — (1.95) (2.49) — —
Net asset value, end of year ....................... $15.29 $14.50 $21.71 $25.42 $15.24
Total return
c
................................... 5.45% (26.18)% (4.53)% 66.80% 22.02%
Ratios to average net assets
Expenses
d
.................................... 1.67%
e
1.63% 1.65%
e
1.68%
e
1.73%
e
Net investment (loss) ............................ (0.15)% (0.17)% (0.59)% (0.94)% (0.90)%
Supplemental data
Net assets, end of year (000’s) ..................... $51,872 $58,538 $93,615 $106,271 $75,129
Portfolio turnover rate ............................ 12.92% 17.60% 18.91% 17.00% 12.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.98 $26.32 $30.20 $17.90 $14.50
Income from investment operations
a
:
Net investment income
b
......................... 0.17 0.22 0.13 0.03 0.04
Net realized and unrealized gains (losses) ........... 1.02 (6.45) (1.28) 12.27 3.36
Total from investment operations .................... 1.19 (6.23) (1.15) 12.30 3.40
Less distributions from:
Net investment income .......................... — (2.11) (2.73) — —
Net asset value, end of year ....................... $19.17 $17.98 $26.32 $30.20 $17.90
Total return .................................... 6.62% (25.36)% (3.46)% 68.66% 23.45%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.64% 0.64% 0.69% 0.72% 0.83%
Expenses net of waiver and payments by affiliates ....... 0.53%
c
0.52% 0.56%
c
0.56%
c
0.58%
c
Net investment income ........................... 0.94% 0.94% 0.49% 0.17% 0.25%
Supplemental data
Net assets, end of year (000’s) ..................... $40,916 $30,969 $25,458 $20,574 $10,808
Portfolio turnover rate ............................ 12.92% 17.60% 18.91% 17.00% 12.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.74 $26.00 $29.88 $17.73 $14.38
Income from investment operations
a
:
Net investment income
b
......................... 0.15 0.20 0.11 0.01 0.01
Net realized and unrealized gains (losses) ........... 1.00 (6.36) (1.28) 12.14 3.34
Total from investment operations .................... 1.15 (6.16) (1.17) 12.15 3.35
Less distributions from:
Net investment income .......................... — (2.10) (2.71) — —
Net asset value, end of year ....................... $18.89 $17.74 $26.00 $29.88 $17.73
Total return .................................... 6.48% (25.42)% (3.59)% 68.47% 23.30%
Ratios to average net assets
Expenses
c
..................................... 0.67%
d
0.63% 0.65%
d
0.68%
d
0.73%
d
Net investment income ........................... 0.83% 0.84% 0.41% 0.05% 0.10%
Supplemental data
Net assets, end of year (000’s) ..................... $236,987 $239,115 $307,110 $280,317 $143,589
Portfolio turnover rate ............................ 12.92% 17.60% 18.91% 17.00% 12.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Schedule of Investments, July 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks 99.6%
Copper 1.1%
a
Faraday Copper Corp. ................................. Canada 4,400,000 $ 2,903,079
a
Imperial Metals Corp. .................................. Canada 2,065,330 3,978,415
a
SolGold plc, (CAD Traded) .............................. Australia 10,650,000 2,180,722
a
SolGold plc, (GBP Traded) .............................. Australia 10,650,000 2,163,995
a
Vizsla Copper Corp. ................................... Canada 528,571 98,210
11,324,421
Diversified Metals & Mining 10.6%
a
Aclara Resources, Inc. ................................. United Kingdom 444,972 143,420
a
Adventus Mining Corp. ................................. Canada 3,850,000 890,528
a,b
Adventus Mining Corp., 144A ............................ Canada 4,500,000 1,040,876
a
Arizona Metals Corp. ................................... Canada 150,000 346,959
a,b
Arizona Metals Corp., 144A .............................. Canada 1,244,000 2,877,446
a
Aston Minerals Ltd. .................................... Australia 36,000,000 1,209,060
a
Azimut Exploration, Inc. ................................. Canada 1,700,000 1,585,773
a
Bluestone Resources, Inc. ............................... Canada 550,000 114,705
a,b
Bluestone Resources, Inc., 144A .......................... Canada 6,800,000 1,418,171
a
Bravo Mining Corp. .................................... Canada 2,880,000 10,636,736
a,b
Bravo Mining Corp., 144A ............................... Canada 415,000 1,532,724
a
Chalice Mining Ltd. .................................... Australia 2,582,810 10,332,836
a,c
Clean Air Metals, Inc. .................................. Canada 10,315,600 469,389
a,b,c
G Mining Ventures Corp., 144A ........................... Canada 18,750,000 17,774,533
a
Ivanhoe Electric, Inc. ................................... United States 300,900 4,892,634
a
Ivanhoe Mines Ltd., A .................................. Canada 1,445,000 15,320,112
a
Magna Mining, Inc. .................................... Canada 2,210,000 1,223,495
a
Matador Mining Ltd. ................................... Australia 10,813,044 422,912
a
Max Resource Corp. ................................... Canada 6,000,000 728,045
a
OreCorp Ltd. ......................................... Australia 8,684,200 2,661,431
a
Prime Mining Corp. .................................... Canada 4,590,000 6,474,594
a,c
Silver Mountain Resources, Inc. .......................... Canada 10,300,000 1,093,584
a
Sunrise Energy Metals Ltd. .............................. Australia 1,359,999 1,151,024
a,c
Talisker Resources Ltd. ................................. Canada 26,400,000 1,701,805
a
Troilus Gold Corp. ..................................... Canada 8,900,000 3,206,052
a,c
Vizsla Silver Corp. ..................................... Canada 11,050,000 12,570,150
a
Western Copper & Gold Corp. ............................ Canada 3,360,000 5,351,130
107,170,124
Environmental & Facilities Services 0.0%
†
a
Clean TeQ Water Ltd. .................................. Australia 679,999 137,026
a
Gold 81.0%
Agnico Eagle Mines Ltd., (CAD Traded) ..................... Canada 405,859 21,277,895
Agnico Eagle Mines Ltd., (USD Traded) ..................... Canada 524,000 27,462,840
Alamos Gold, Inc., (CAD Traded), A ........................ Canada 2,263,316 27,961,033
Alamos Gold, Inc., (USD Traded), A ........................ Canada 1,724,500 21,297,575
AngloGold Ashanti Ltd., ADR ............................. Australia 634,823 14,093,071
a
Artemis Gold, Inc. ..................................... Canada 3,720,000 14,726,528
a,b,c
Ascot Resources Ltd., 144A ............................. Canada 28,720,000 12,197,179
a,c
Auteco Minerals Ltd. ................................... Australia 116,057,775 2,582,604
B2Gold Corp. ........................................ Canada 6,633,694 22,991,037
a,c
Banyan Gold Corp. .................................... Canada 20,167,629 5,047,260
Barrick Gold Corp. .................................... Canada 2,852,383 49,317,702
a
Bellevue Gold Ltd. ..................................... Australia 14,294,000 14,023,811
a
Belo Sun Mining Corp. ................................. Canada 3,500,000 172,531
a,b
Belo Sun Mining Corp., 144A ............................. Canada 3,800,000 187,320
a
Black Cat Syndicate Ltd. ................................ Australia 11,522,800 2,794,560
a
Bonterra Resources, Inc. ................................ Canada 3,186,240 616,177
a
Catalyst Metals Ltd. ................................... Australia 6,588,915 3,198,282
Centamin plc ......................................... Egypt 12,215,200 15,083,380

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
Centerra Gold, Inc. .................................... Canada 3,200 $ 20,531
b
Centerra Gold, Inc., 144A ............................... Canada 2,825,900 18,130,680
a
Cerrado Gold, Inc. ..................................... Canada 2,709,000 1,602,472
a
De Grey Mining Ltd. ................................... Australia 5,000,000 4,521,730
Dundee Precious Metals, Inc. ............................ Canada 1,937,415 13,473,453
a
Eldorado Gold Corp. ................................... Turkey 1,213,724 11,901,601
a
Emerald Resources NL ................................. Australia 16,195,000 24,759,862
Endeavour Mining plc .................................. Burkina Faso 2,072,114 50,066,398
a,c
Falcon Metals Ltd. ..................................... Australia 9,225,414 1,307,526
a,d
Firefinch Ltd. ......................................... Australia 18,028,500 726,585
a
First Mining Gold Corp. ................................. Canada 7,500,000 938,495
a
Galiano Gold, Inc. ..................................... Canada 8,764,362 5,516,776
a
Gascoyne Resources Ltd. ............................... Australia 15,690,800 2,698,488
a
Genesis Minerals Ltd. .................................. Australia 8,556,549 8,475,937
a,c
Geopacific Resources Ltd. .............................. Australia 60,464,743 527,984
Gold Fields Ltd. ....................................... South Africa 479,800 7,443,139
a,c
Gold Mountain Mining Corp. ............................. Canada 5,950,000 564,045
a,c
Heliostar Metals Ltd. ................................... Canada 10,325,000 2,270,780
a,c,d,e
Heliostar Metals Ltd., 144A .............................. Canada 1,300,000 253,019
a,c
HighGold Mining, Inc. .................................. Canada 5,603,000 2,060,864
Hochschild Mining plc .................................. Peru 2,038,520 2,020,008
a
i-80 Gold Corp. ....................................... Canada 2,015,000 4,095,404
a,b
i-80 Gold Corp., 144A .................................. Canada 675,000 1,371,910
a,c
Integra Resources Corp., (CAD Traded) .................... Canada 3,439,520 3,260,579
a,c
Integra Resources Corp., (USD Traded) .................... Canada 740,000 703,000
a
K92 Mining, Inc. ...................................... Canada 1,300,000 6,142,120
a
Kingsgate Consolidated Ltd. ............................. Australia 2,800,000 2,300,760
a,c
Liberty Gold Corp. ..................................... Canada 16,329,800 4,767,915
a,b,c
Liberty Gold Corp., 144A ................................ Canada 2,600,000 759,139
a,b,c
Lion One Metals Ltd., 144A .............................. Canada 8,336,400 5,247,393
a,d,e
Lydian International Ltd. ................................ Jersey 6,375,000 —
a,d,e
Lydian International Ltd., 144A ........................... Jersey 25,250,000 —
a
Marathon Gold Corp. ................................... Canada 10,613,000 6,358,464
a,c
Mawson Gold Ltd. ..................................... Canada 18,100,000 1,921,735
b
Mineros SA, 144A ..................................... Colombia 3,595,000 1,690,353
a,c
Monarch Mining Corp. .................................. Canada 15,500,000 411,421
a
Moneta Gold, Inc. ..................................... Canada 2,250,000 1,996,436
a,d,e
Moneta Gold, Inc., 144A ................................ Canada 1,750,000 1,511,167
a
Montage Gold Corp. ................................... Canada 4,000,000 1,729,107
a,c
Newcore Gold Ltd. .................................... Canada 11,480,000 1,262,400
Newcrest Mining Ltd., (AUD Traded) ....................... Australia 2,511,914 45,056,102
Newcrest Mining Ltd., (CAD Traded) ....................... Australia 301,129 5,382,687
Newmont Corp. ....................................... United States 584,614 25,091,633
a
Nighthawk Gold Corp. .................................. Canada 1,000,000 303,352
a,c
Nighthawk Gold Corp. .................................. Canada 5,761,000 1,966,063
Northern Star Resources Ltd. ............................ Australia 872,254 6,808,996
a,c
O3 Mining, Inc. ....................................... Canada 5,100,000 5,685,576
OceanaGold Corp. .................................... Australia 8,463,488 17,715,173
a,c
Onyx Gold Corp. ...................................... Canada 1,400,750 573,642
a,c,d,e
Onyx Gold Corp., 144A ................................. Canada 1,300,000 498,992
a
Ora Banda Mining Ltd. ................................. Australia 38,107,692 2,821,372
a
Orla Mining Ltd. ...................................... Canada 3,620,653 16,914,320
a,b
Orla Mining Ltd., 144A .................................. Canada 2,000,000 9,343,243
a,b
Osisko Development Corp., 144A ......................... Canada 960,849 4,226,395
a
Osisko Mining, Inc. .................................... Canada 7,526,923 17,923,963
a,c
Pantoro Ltd. ......................................... Australia 305,444,739 16,463,004
a,b
Perpetua Resources Corp., 144A ......................... United States 403,000 1,528,136
Perseus Mining Ltd. ................................... Australia 28,058,141 32,990,395

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Predictive Discovery Ltd. ................................ Australia 71,569,192 $ 7,943,125
a
Probe Gold, Inc. ...................................... Canada 705,000 898,225
a,b
Probe Gold, Inc., 144A ................................. Canada 5,200,000 6,625,209
a,b,d
Pure Gold Mining, Inc., 144A ............................. Canada 26,000,000 —
Ramelius Resources Ltd. ............................... Australia 4,787,234 4,137,513
a,c
Red 5 Ltd. ........................................... Australia 228,546,622 27,854,334
a
Resolute Mining Ltd. ................................... Australia 28,033,333 6,830,080
a
Reunion Gold Corp. ................................... Canada 13,000,000 5,521,007
a,c
RTG Mining, Inc. ...................................... Australia 1,769,918 53,691
a,b,c
RTG Mining, Inc., 144A ................................. Australia 2,397,790 72,737
a,c
RTG Mining, Inc., CDI .................................. Australia 82,487,582 2,122,713
a,c
Saturn Metals Ltd. ..................................... Australia 11,086,957 1,417,031
a
Skeena Resources Ltd. ................................. Canada 2,543,550 13,136,338
a
Southern Cross Gold Ltd. ............................... Canada 4,200,000 1,213,090
SSR Mining, Inc. ...................................... Canada 2,066,555 30,106,569
a
St. Augustine Gold and Copper Ltd., (CAD Traded) ............ United States 5,137,336 370,125
a,b
St. Augustine Gold and Copper Ltd., (CAD Traded), 144A ....... United States 16,383,333 1,180,355
a,b
St. Augustine Gold and Copper Ltd., (USD Traded), 144A ....... United States 10,000,000 720,461
a
St. Barbara Ltd. ....................................... Australia 9,008,021 1,461,683
a
Thesis Gold, Inc. ...................................... Canada 2,975,000 1,263,461
a,b
Torex Gold Resources, Inc., 144A ......................... Canada 1,275,000 17,888,291
a,b,d
Tulla Resources plc, CDI, 144A ........................... Australia 45,900,000 52,413
a
Victoria Gold Corp. .................................... Canada 1,160,000 7,486,425
a
West African Resources Ltd. ............................. Australia 12,264,984 7,440,225
a
Westhaven Gold Corp. ................................. Canada 1,769,078 328,700
a,c,d
Wiluna Mining Corp. Ltd. ................................ Australia 19,510,000 268,650
817,525,956
Precious Metals & Minerals 4.8%
Anglo American Platinum Ltd. ............................ South Africa 88,556 4,427,043
a,c
Aurion Resources Ltd. .................................. Canada 4,500,000 1,945,245
a,c,d,e
Aurion Resources Ltd. .................................. Canada 2,400,000 1,019,274
a,c
Benchmark Metals, Inc. ................................. Canada 13,290,300 2,519,775
Impala Platinum Holdings Ltd. ............................ South Africa 1,470,000 10,620,527
Impala Platinum Holdings Ltd., ADR ....................... South Africa 1,206,100 8,876,896
a
Northam Platinum Holdings Ltd. .......................... South Africa 874,019 7,386,413
a,c
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 3,822,698 5,160,323
a,b,c
Platinum Group Metals Ltd., (CAD Traded), 144A ............. South Africa 97,760 131,968
a,c
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 3,418,243 4,614,628
a,b,c
Platinum Group Metals Ltd., (USD Traded), 144A ............. South Africa 36,628 49,445
a
Sable Resources Ltd. .................................. Canada 12,000,000 500,531
a,c
TDG Gold Corp. ...................................... Canada 2,080,000 366,753
a,c,d,e
TDG Gold Corp., 144A ................................. Canada 620,000 98,161
a,b,c
TDG Gold Corp., 144A ................................. Canada 4,750,000 837,536
48,554,518
Silver 2.1%
a
Aya Gold & Silver, Inc. .................................. Canada 690,000 4,395,571
a
GoGold Resources, Inc. ................................ Canada 9,262,858 10,466,903
Pan American Silver Corp. .............................. Canada 123,021 2,082,382
a,c
Silver Tiger Metals, Inc. ................................. Canada 3,560,000 553,466
a,b,c
Silver Tiger Metals, Inc., 144A ............................ Canada 21,500,000 3,342,560
20,840,882
Total Common Stocks (Cost $975,344,740) .....................................
1,005,552,927

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Rights a Value
a a a
Rights 0.1%
Gold 0.0%
†
a,d
Kinross Gold Corp., CVR , 2/24/32 ......................... Canada 660,000 $ 50,053
Silver 0.1%
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 1,021,346
Total Rights (Cost $856,772) ..................................................
1,071,399
Warrants
a a a
Warrants 0.3%
Diversified Metals & Mining 0.1%
a,c,d,e
Clean Air Metals, Inc., 144A, 2/23/24 ....................... Canada 3,600,000 874
a,c,d,e
G Mining Ventures Corp., 144A, 8/20/24 .................... Canada 3,750,000 162,690
a,d,e
Prime Mining Corp., 144A, 4/27/24 ........................ Canada 650,000 12,833
a,b,c
Silver Mountain Resources, Inc., 144A, 1/31/24 ............... Canada 3,650,000 —
a,c
Silver Mountain Resources, Inc., 2/09/26 .................... Canada 1,500,000 28,439
a,c,d,e
Talisker Resources Ltd., 144A, 1/11/25 ..................... Canada 4,500,000 21,156
a,c,d,e
Vizsla Silver Corp., 144A, 11/15/24 ........................ Canada 1,500,000 168,392
394,384
Gold 0.2%
a,c,d,e
Ascot Resources Ltd., 144A, 3/08/24 ....................... Canada 1,650,000 924
a,c,d,e
Gold Mountain Mining Corp., 144A, 4/21/24 .................. Canada 1,025,000 67
a,c,d,e
Heliostar Metals Ltd., 144A, 1/11/25 ....................... Canada 650,000 32,734
a,c,d,e
Heliostar Metals Ltd., 144A, 3/09/26 ....................... Canada 5,162,500 446,208
a,d
Marathon Gold Corp., 9/19/24 ............................ Canada 3,225,000 137,506
a,c,d,e
Monarch Mining Corp., 144A, 4/06/27 ...................... Canada 6,000,000 79,143
a,c,d,e
Newcore Gold Ltd., 144A, 6/28/24 ......................... Canada 1,140,000 11,462
a,c
Nighthawk Gold Corp., 5/03/24 ........................... Canada 1,250,000 47,399
a,c,d,e
Onyx Gold Corp., 144A, 7/06/25 .......................... Canada 650,000 42,422
a
Osisko Development Corp., 12/01/23 ...................... Canada 737,500 75,506
a,b
Osisko Development Corp., 144A, 3/27/27 .................. Canada 608,333 283,729
a,d
Osisko Mining, Inc., 8/28/24 ............................. Canada 350,000 81,528
a,d,e
Probe Gold, Inc., 144A, 3/08/24 ........................... Canada 900,000 14,143
a,d,e
Reunion Gold Corp., 144A, 6/14/24 ........................ Canada 6,500,000 947,311
a,c,d
Wiluna Mining Corp. Ltd., 12/31/24 ........................ Australia 9,755,000 —
2,200,082
Precious Metals & Minerals 0.0%
†
a,c,d,e
Benchmark Metals, Inc., 144A, 12/09/23 .................... Canada 750,000 —
a,c,d,e
Benchmark Metals, Inc., 144A, 9/29/24 ..................... Canada 1,000,000 218
a,c,d,e
Integra Resources Corp., 144A, 5/18/24 .................... Canada 2,650,000 41,462
a,c,d,e
TDG Gold Corp., 144A, 7/07/26 ........................... Canada 310,000 14,676
56,356
Total Warrants (Cost $–) ......................................................
2,650,822
Total Long Term Investments (Cost $976,201,512) ...............................
1,009,275,148
a

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 0.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.2%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 4.842% .... United States 1,853,409 $ 1,853,409
Total Money Market Funds (Cost $1,853,409) ...................................
1,853,409
Total Short Term Investments (Cost $1,853,409 ) .................................
1,853,409
a
Total Investments (Cost $978,054,921) 100.2% ..................................
$1,011,128,557
Other Assets, less Liabilities (0.2)% ...........................................
(1,512,574)
Net Assets 100.0% ...........................................................
$1,009,615,983
See Abbreviations on page 36 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2023, the aggregate value of these securities was $110,510,202, representing 10.9% of net assets.
c
See Note 9 regarding holdings of 5% voting securities.
d
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
e
See Note 8 regarding restricted securities.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
July 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $655,214,201
Cost - Non-controlled affiliates (Note 3 f and 9 ) .................................................... 322,840,720
Value - Unaffiliated issuers .................................................................. $851,807,011
Value - Non-controlled affiliates (Note 3 f and 9 ) ................................................... 159,321,546
Foreign currency, at value (cost $11,698) ......................................................... 11,714
Receivables:
Investment securities sold ................................................................... 56,522
Capital shares sold ........................................................................ 712,784
Dividends ............................................................................... 147,414
Total assets .......................................................................... 1,012,056,991
Liabilities:
Payables:
Investment securities purchased .............................................................. 303,408
Capital shares redeemed ................................................................... 1,118,116
Management fees ......................................................................... 401,982
Distribution fees .......................................................................... 187,441
Transfer agent fees ........................................................................ 296,476
Trustees' fees and expenses ................................................................. 963
Accrued expenses and other liabilities ........................................................... 132,622
Total liabilities ......................................................................... 2,441,008
Net assets, at value ................................................................. $1,009,615,983
Net assets consist of:
Paid-in capital ............................................................................. $1,795,671,219
Total distributable earnings (losses) ............................................................. (786,055,236)
Net assets, at value ................................................................. $1,009,615,983

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
July 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Gold
and Precious
Metals Fund
Class A:
Net assets, at value ....................................................................... $679,841,138
Shares outstanding ........................................................................ 39,027,078
Net asset value per share
a
.................................................................. $17.42
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $18.43
Class C:
Net assets, at value ....................................................................... $51,871,937
Shares outstanding ........................................................................ 3,393,328
Net asset value and maximum offering price per share
a
............................................. $15.29
Class R6:
Net assets, at value ....................................................................... $40,915,532
Shares outstanding ........................................................................ 2,134,006
Net asset value and maximum offering price per share ............................................. $19.17
Advisor Class:
Net assets, at value ....................................................................... $236,987,376
Shares outstanding ........................................................................ 12,545,893
Net asset value and maximum offering price per share ............................................. $18.89
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Operations
for the year ended July 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Investment income:
Dividends: (net of foreign taxes of $1,483,013)
Unaffiliated issuers ........................................................................ $14,039,288
Non-controlled affiliates (Note 3 f and 9 ) ......................................................... 617,842
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 189,626
Non-controlled affiliates (Note 3 f ) ............................................................. 79,636
Total investment income ................................................................... 14,926,392
Expenses:
Management fees (Note 3 a ) ................................................................... 4,687,349
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,653,465
    Class C ................................................................................ 542,668
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,098,919
    Class C ................................................................................ 90,458
    Class R6 ............................................................................... 47,845
    Advisor Class ............................................................................ 401,871
Custodian fees (Note 4 ) ...................................................................... 43,435
Reports to shareholders fees .................................................................. 32,314
Registration and filing fees .................................................................... 80,896
Professional fees ........................................................................... 48,907
Trustees' fees and expenses .................................................................. 13,077
Interest expense ........................................................................... 2,387
Other .................................................................................... 128,804
Total expenses ......................................................................... 8,872,395
Expense reductions (Note 4 ) ............................................................... (1,443)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (64,569)
Net expenses ......................................................................... 8,806,383
Net investment income ................................................................ 6,120,009
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 27,301,385
Non-controlled affiliates (Note 3 f and 9 ) ....................................................... (11,164,204)
Foreign currency transactions ................................................................ (107,765)
Net realized gain (loss) .................................................................. 16,029,416
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 71,738,572
Non-controlled affiliates (Note 3 f and 9 ) ....................................................... (34,224,488)
Translation of other assets and liabilities denominated in foreign currencies .............................. 873
Net change in unrealized appreciation (depreciation) ............................................ 37,514,957
Net realized and unrealized gain (loss) ............................................................ 53,544,373
Net increase (decrease) in net assets resulting from operations .......................................... $59,664,382

Franklin Gold and Precious Metals Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Gold and Precious Metals Fund
Year Ended
July 31, 2023
Year Ended
July 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,120,009 $7,681,514
Net realized gain (loss) ................................................. 16,029,416 67,809,415
Net change in unrealized appreciation (depreciation) ........................... 37,514,957 (415,884,719)
Net increase (decrease) in net assets resulting from operations ................ 59,664,382 (340,393,790)
Distributions to shareholders:
Class A ............................................................. — (77,236,319)
Class C ............................................................. — (7,493,602)
Class R6 ............................................................ — (2,559,248)
Advisor Class ........................................................ — (24,898,226)
Total distributions to shareholders .......................................... — (112,187,395)
Capital share transactions: (Note 2 )
Class A ............................................................. (17,190,881) 35,249,661
Class C ............................................................. (9,301,017) (5,397,875)
Class R6 ............................................................ 7,604,636 18,645,815
Advisor Class ........................................................ (15,854,725) 41,467,076
Total capital share transactions ............................................ (34,741,987) 89,964,677
Net increase (decrease) in net assets ................................... 24,922,395 (362,616,508)
Net assets:
Beginning of year ....................................................... 984,693,588 1,347,310,096
End of year ........................................................... $1,009,615,983 $984,693,588

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Gold and Precious Metals Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers four classes
of shares: Class A, Class C, Class R6 and Advisor Class.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At July 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At July
31, 2023, the Fund had no securities on loan.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
July 31, 2023
Year Ended
July 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 10,358,663 $175,134,764 17,394,815 $384,022,653
Shares issued in reinvestment of distributions .......... — — 3,065,533 63,947,021
Shares redeemed ............................... (11,332,284) (192,325,645) (18,480,802) (412,720,013)
Net increase (decrease) .......................... (973,621) $(17,190,881) 1,979,546 $35,249,661
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
Year Ended
July 31, 2023
Year Ended
July 31, 2022
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 573,367 $8,556,995 1,043,050 $20,570,770
Shares issued in reinvestment of distributions .......... — — 401,227 7,434,732
Shares redeemed
a
.............................. (1,216,846) (17,858,012) (1,720,032) (33,403,377)
Net increase (decrease) .......................... (643,479) $(9,301,017) (275,755) $(5,397,875)
Class R6 Shares:
Shares sold ................................... 1,237,472 $22,876,938 1,456,609 $34,997,925
Shares issued in reinvestment of distributions .......... — — 111,170 2,536,911
Shares redeemed ............................... (825,713) (15,272,302) (812,733) (18,889,021)
Net increase (decrease) .......................... 411,759 $7,604,636 755,046 $18,645,815
Advisor Class Shares:
Shares sold ................................... 4,959,457 $89,001,904 5,907,074 $139,056,195
Shares issued in reinvestment of distributions .......... — — 999,907 22,527,905
Shares redeemed ............................... (5,892,099) (104,856,629) (5,238,312) (120,117,024)
Net increase (decrease) .......................... (932,642) $(15,854,725) 1,668,669 $41,467,076
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended July 31, 2023, the gross effective investment management fee rate was 0.472% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended July 31, 2023, the Fund paid transfer agent fees of $1,639,093, of which $535,807 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $52,964
CDSC retained .............................................................................. $10,498
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended July 31, 2023, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0 . 03 % based on the average net assets of the class until November 30, 202 3 .
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2023, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2023, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.842% $ 4,427,844 $ 133,021,313 $ (135,595,748) $ — $ — $ 1,853,409 1,853,409 $ 171,134
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.842% $3,062,000 $32,664,000 $(35,726,000) $— $— $— — $79,636
Total Affiliated Securities ... $7,489,844 $165,685,313 $(171,321,748) $— $— $1,853,409 $250,770
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $13,027,839
Long term ................................................................................ 671,311,932
Total capital loss carryforwards ............................................................... $684,339,771
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended July 31 , 2023 and 2022 , was as follows:
At J uly 31, 202 3 , the cost of investments , net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2023, aggregated
$126,184,008 and $144,862,942, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At July 31, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
2023 2022
Distributions paid from:
Ordinary income .......................................................... — $112,187,395
Cost of investments .......................................................................... $1,118,221,098
Unrealized appreciation ........................................................................ $365,001,347
Unrealized depreciation ........................................................................ (472,093,888)
Net unrealized appreciation (depreciation) .......................................................... $(107,092,541)
Distributable earnings:
Undistributed ordinary income ................................................................... $5,378,254
5. Income Taxes
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold a nd Precious Metals Fund
1,650,000
a
Ascot Resources Ltd., 144A, 3/08/24 ............. 3/09/22 $ — $ 924
2,400,000
b
Aurion Resources Ltd. ........................ 4/05/23 980,392 1,019,274
750,000
c
Benchmark Metals, Inc., 144A, 12/09/23 ........... 12/10/21 — —
1,000,000
c
Benchmark Metals, Inc., 144A, 9/29/24 ............ 9/30/22 — 218
3,600,000
d
Clean Air Metals, Inc., 144A, 2/23/24 ............. 2/24/22 — 874
3,750,000
e
G Mining Ventures Corp., 144A, 8/20/24 ........... 9/16/21 — 162,690
1,025,000
f
Gold Mountain Mining Corp., 144A, 4/21/24 ........ 4/22/22 — 67
1,300,000
g
Heliostar Metals Ltd., 144A ..................... 7/07/23 362,226 253,019
650,000
g
Heliostar Metals Ltd., 144A, 1/11/25 .............. 7/12/23 — 32,734
5,162,500
g
Heliostar Metals Ltd., 144A, 3/09/26 .............. 3/20/23 — 446,208
2,650,000
h
Integra Resources Corp., 144A., 5/18/24 .......... 6/17/22 — 41,462
6,375,000 Lydian International Ltd. ....................... 11/24/17 2,098,016 —
25,250,000 Lydian International Ltd., 144A .................. 3/06/12 - 3/10/16 14,750,154 —
6,000,000
i
Monarch Mining Corp., 144A, 4/06/27 ............. 4/07/22 — 79,143
1,750,000
j
Moneta Gold, Inc., 144A ....................... 5/04/23 1,370,167 1,511,167
1,140,000
k
Newcore Gold Ltd., 144A, 6/28/24 ............... 6/29/23 — 11,462
1,300,000
l
Onyx Gold Corp., 144A ....................... 6/28/23 490,455 498,992
650,000
l
Onyx Gold Corp., 144A, 7/06/25 ................. 7/07/23 — 42,422
650,000
m
Prime Mining Corp., 144A, 4/27/24 ............... 4/28/21 — 12,833
900,000
n
Probe Gold, Inc., 144A, 3/08/24 ................. 3/09/22 — 14,143
6,500,000
o
Reunion Gold Corp., 144A, 6/14/24 .............. 7/11/22 — 947,311
4,500,000
p
Talisker Resources Ltd., 144A, 1/11/25 ............ 8/12/22 — 21,156
620,000
q
TDG Gold Corp., 144A ........................ 6/28/23 140,345 98,161
310,000
q
TDG Gold Corp., 144A, 7/07/26 ................. 7/10/23 — 14,676
1,500,000
r
Vizsla Silver Corp., 144A, 11/15/24 ............... 11/16/22 — 168,392
Total Restricted Securities (Value is 0.5% of Net Assets) .............. $20,191,755 $5,377,328
a
The Fund also invests in unrestricted securities of the issuer, valued at $12,197,179 as of July 31, 2023.
b
The Fund also invests in unrestricted securities of the issuer, valued at $1,945,245 as of July 31, 2023.
c
The Fund also invests in unrestricted securities of the issuer, valued at $2,519,775 as of July 31, 2023.
d
The Fund also invests in unrestricted securities of the issuer, valued at $469,389 as of July 31, 2023.
e
The Fund also invests in unrestricted securities of the issuer, valued at $17,774,533 as of July 31, 2023.
f
The Fund also invests in unrestricted securities of the issuer, valued at $564,045 as of July 31, 2023.
g
The Fund also invests in unrestricted securities of the issuer, valued at $2,270,780 as of July 31, 2023.
h
The Fund also invests in unrestricted securities of the issuer, valued at $3,963,580 as of July 31, 2023.
i
The Fund also invests in unrestricted securities of the issuer, valued at $411,421 as of July 31, 2023.
j
The Fund also invests in unrestricted securities of the issuer, valued at $1,996,436 as of July 31, 2023.
k
The Fund also invests in unrestricted securities of the issuer, valued at $1,262,400 as of July 31, 2023.
l
The Fund also invests in unrestricted securities of the issuer, valued at $573,642 as of July 31, 2023.
m
The Fund also invests in unrestricted securities of the issuer, valued at $6,474,594 as of July 31, 2023.
n
The Fund also invests in unrestricted securities of the issuer, valued at $7,523,434 as of July 31, 2023.
o
The Fund also invests in unrestricted securities of the issuer, valued at $5,521,007 as of July 31, 2023.
p
The Fund also invests in unrestricted securities of the issuer, valued at $1,701,805 as of July 31, 2023.
q
The Fund also invests in unrestricted securities of the issuer, valued at $1,204,289 as of July 31, 2023.
r
The Fund also invests in unrestricted securities of the issuer, valued at $12,570,150 as of July 31, 2023.
8. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended July 31, 2023, investments in
“affiliated companies” were as follows:
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants
Held at End
of Year
Investment
Income
Franklin Gold a nd Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd.,
144A ........... $ 8,522,921 $ —
a
$ — $ — $ 3,674,258 $ 12,197,179 28,720,000 $ —
Ascot Resources Ltd.,
144A, 3/08/24 ..... 90,648 — — — (89,724) 924 1,650,000 —
Aurion Resources Ltd. . — 980,392 — — 38,882 1,019,274 2,400,000 —
Aurion Resources Ltd. .. 1,967,981 — — — (22,736) 1,945,245 4,500,000 —
Auteco Minerals Ltd. ... 3,204,442 633,829 — — (1,255,667) 2,582,604 116,057,775 —
Banyan Gold Corp. ... 6,878,581 512,595
a
— — (2,343,916) 5,047,260 20,167,629 —
Benchmark Metals, Inc. 5,290,262 611,621
a
— — (3,382,108) 2,519,775 13,290,300 —
Benchmark Metals, Inc.,
144A, 12/09/23 .... 30,232 — — — (30,232) — 750,000 —
Benchmark Metals, Inc.,
144A, 9/29/24 ..... — —
a
— — 218 218 1,000,000 —
Black Cat Syndicate Ltd. 3,048,844 — — — —
b
—
b
—
b
—
Clean Air Metals, Inc. .. 1,450,065 — — — (980,676) 469,389 10,315,600 —
Clean Air Metals, Inc.,
144A, 2/23/23 ..... 878 — — — (878) —
c
— —
Clean Air Metals, Inc.,
144A, 2/23/24 ..... 87,884 — — — (87,010) 874 3,600,000 —
Euro Sun Mining, Inc.,
144A ........... 859,039 — (299,056) (2,585,772) 2,025,789 —
c
— —
Euro Sun Mining, Inc.,
144A, 6/05/23 ..... 11,761 — — — (11,761) —
c
— —
Falcon Metals Ltd. .... 1,460,861 — — — (153,335) 1,307,526 9,225,414 —
G Mining Ventures Corp.,
144A ........... — 10,711,519
a
— — 7,063,014 17,774,533 18,750,000 —
G Mining Ventures Corp.,
144A, 8/20/24 ..... 526,066 — — — (363,376) 162,690 3,750,000 —
Geopacific Resources Ltd. 1,902,429 296,899
a
— — (1,671,344) 527,984 60,464,743 —
Gold Mountain Mining
Corp. ........... 1,788,950 — — — (1,224,905) 564,045 5,950,000 —
Gold Mountain Mining
Corp., 144A, 4/21/24 . 41,792 — — — (41,725) 67 1,025,000 —
Heliostar Metals Ltd ... — 1,651,820
a
— — 618,960 2,270,780 10,325,000 —
Heliostar Metals Ltd., 144A — 362,226
a
— — (109,207) 253,019 1,300,000 —

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants
Held at End
of Year
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Heliostar Metals Ltd.,
144A, 1/11/25 ..... $ — $ —
a
$ — $ — $ 32,734 $ 32,734 650,000 $ —
Heliostar Metals Ltd.,
144A, 3/09/26 ..... — —
a
— — 446,208 446,208 5,162,500 —
HighGold Mining, Inc. .. 3,338,282 391,546
a
— — (1,668,964) 2,060,864 5,603,000 446,708
Integra Resources Corp.,
(CAD Traded) ..... 1,535,494 12,055,739
a
(6,636,412) (2) (3,694,240) 3,260,579 3,439,520 —
Integra Resources Corp.,
(USD Traded) ..... 1,258,185 —
a
— — (555,185) 703,000 740,000 —
Integra Resources Corp.,
144A, 5/18/24 ..... 162,133 — — — (120,671) 41,462 2,650,000 —
Liberty Gold Corp. .... 6,185,047 — — — (1,417,132) 4,767,915 16,329,800 —
Liberty Gold Corp., 144A 984,772 — — — (225,633) 759,139 2,600,000 —
Lion One Metals Ltd.,
144A ........... 8,984,171 —
a
— — (3,736,778) 5,247,393 8,336,400 —
Mawson Gold Ltd. .... 1,554,861 —
a
— — 366,874 1,921,735 18,100,000 —
Millennial Precious Metals
Corp. ........... 2,223,535 —
a
(3,379,997) — 1,156,462 —
c
— —
Monarch Mining Corp. . 2,188,325 3,340,290
a
(2,882,883) — (2,234,311) 411,421 15,500,000 —
Monarch Mining Corp.,
144A, 4/06/27 ..... 697,256 — — — (618,113) 79,143 6,000,000 —
Newcore Gold Ltd. .... 2,155,408 259,298
a
— — (1,152,306) 1,262,400 11,480,000 —
Newcore Gold Ltd., 144A,
6/28/24 .......... — —
a
— — 11,462 11,462 1,140,000 —
Nighthawk Gold Corp. .. 1,889,590 — — — 76,473 1,966,063 5,761,000 —
Nighthawk Gold Corp.,
5/03/24 .......... 63,452 — — — (16,053) 47,399 1,250,000 —
O3 Mining, Inc. ...... 5,801,250 1,177,037
a
— — (1,292,711) 5,685,576 5,100,000 —
Onyx Gold Corp ...... — 440,586 — — 133,056 573,642 1,400,750 —
Onyx Gold Corp., 144A . — 490,455
a
— — 8,537 498,992 1,300,000 —
Onyx Gold Corp., 144A,
7/06/25 .......... — —
a
— — 42,422 42,422 650,000 —
Pantoro Ltd. ........ 9,269,140 16,551,776
a
— — (9,357,912) 16,463,004 305,444,739 —
Platinum Group Metals
Ltd., (CAD Traded) .. 6,119,899 — — — (959,576) 5,160,323 3,822,698 —
Platinum Group Metals
Ltd., (CAD Traded),
144A ........... 156,508 — — — (24,540) 131,968 97,760 —
Platinum Group Metals
Ltd., (USD Traded) .. 6,507,388 — (1,047,337) (8,580,742) 7,735,319 4,614,628 3,418,243 —
Platinum Group Metals
Ltd., (USD Traded),
144A ........... 58,639 — — — (9,194) 49,445 36,628 —
9. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants
Held at End
of Year
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Red 5 Ltd. ......... $ 32,018,514 $ 5,278,794
a
$ (11,799) $ 2,312 $ (9,433,487) $ 27,854,334 228,546,622 $ —
RTG Mining, Inc. ..... 89,844 — — — (36,153) 53,691 1,769,918 —
RTG Mining, Inc., 144A . 121,715 — — — (48,978) 72,737 2,397,790 —
RTG Mining, Inc., CDI .. 3,063,908 577,584
a
— — (1,518,779) 2,122,713 82,487,582 —
Sable Resources Ltd. .. 2,202,265 — — — —
b
—
b
—
b
—
Saturn Metals Ltd. .... 1,658,655 392,033
a
— — (633,657) 1,417,031 11,086,957 —
Silver Mountain
Resources, Inc. .... 1,282,702 671,441
a
— — (860,559) 1,093,584 10,300,000 —
Silver Mountain
Resources, Inc., 144A,
1/31/24 .......... 178,153 — — — (178,153) — 3,650,000 —
Silver Mountain
Resources, Inc., 2/09/26 — —
a
— — 28,439 28,439 1,500,000 —
Silver Tiger Metals, Inc. . — 674,144 — — (120,678) 553,466 3,560,000 —
Silver Tiger Metals, Inc.,
144A ........... 4,099,961 914,724 — — (1,672,125) 3,342,560 21,500,000 —
Talisker Resources Ltd. . 2,479,891 563,513
a
— — (1,341,599) 1,701,805 26,400,000 —
Talisker Resources Ltd.,
144A, 1/11/25 ..... — —
a
— — 21,156 21,156 4,500,000 —
TDG Gold Corp., 144A . — 140,346
a
— — (42,185) 98,161 620,000 —
TDG Gold Corp., 144A,
7/07/26 .......... — —
a
— — 14,676 14,676 310,000 —
TDG Gold Corp., 144A. . 585,027 — — — 252,509 837,536 4,750,000 —
TDG Gold Corp.. ..... 259,898 — — — 106,855 366,753 2,080,000 —
Thesis Gold, Inc. ..... 3,229,403 — — — —
b
—
b
—
b
—
Troilus Gold Corp. .... 3,405,701 — — — —
b
—
b
—
b
—
Troilus Gold Corp., 6/30/23 29,285 — — — (29,285) —
c
— —
Vizsla Silver Corp. .... 6,804,764 6,342,684
a
— — (577,298) 12,570,150 11,050,000 —
Vizsla Silver Corp., 144A,
11/15/24 ......... — —
a
— — 168,392 168,392 1,500,000 —
Wiluna Mining Corp. Ltd. 2,898,345 — — — (2,629,695) 268,650 19,510,000 —
Wiluna Mining Corp. Ltd.,
12/31/24 ......... 272,633 — — — (272,633) — 9,755,000 —
Total Affiliated Securities
(Value is 15.6% of Net
Assets) .......... $162,977,635 $66,022,891 $(14,257,484) $(11,164,204) $(34,224,488) $157,468,137 $446,708
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of July 31, 2023, no longer an affiliate.
c
As of July 31, 2023, no longer held by the fund.
9. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2023, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2023, in valuing the Fund’s assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks :
Copper .............................. $ 9,160,426 $ 2,163,995 $ — $ 11,324,421
Diversified Metals & Mining ............... 93,752,945 13,417,179 — 107,170,124
Environmental & Facilities Services ......... 137,026 — — 137,026
Gold ................................ 559,282,381 254,932,749 3,310,826
a
817,525,956
Precious Metals & Minerals ............... 31,551,977 15,885,106 1,117,435 48,554,518
Silver ............................... 20,840,882 — — 20,840,882
Rights :
Gold ................................ — — 50,053 50,053
Silver ............................... 1,021,346 — — 1,021,346
Warrants :
Diversified Metals & Mining ............... 28,439 — 365,945
a
394,384
Gold ................................ 122,905 283,729 1,793,448
a
2,200,082
Precious Metals & Minerals ............... — — 56,356
a
56,356
Short Term Investments ................... 1,853,409 — — 1,853,409
Total Investments in Securities ........... $717,751,736 $286,682,758
b
$6,694,063 $1,011,128,557
a
Includes financial instruments determined to have no value.

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year . At J uly 31, 202 3 , the reconciliation is as follows:
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
b
Includes foreign securities valued at $284,258,048, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Diversified Metals &
Mining ......... $ 1,567,117 $ — $ (2,785,839) $ — $ — $ — $ — $ 1,218,722 $ — $ —
Gold ............ 10,603,419
e
5,261,888
e
(9,829,922) 2,898,345 — — — (5,622,904) 3,310,826
e
(7,368,710)
Precious Metals &
Minerals ........ 585,027 1,120,738 — — (585,027) — — (3,303) 1,117,435 (3,303)
Rights
Gold ............ 51,542 — — — — — — (1,489) 50,053 (1,489)
Warrants
Diversified Metals &
Mining ......... 1,277,893 —
e
—
e
— — — — (911,948) 365,945
e
(496,140)
Gold ............ 1,887,657
e
—
e
—
e
314,425 (516,060) — — 107,426 1,793,448
e
187,765
Precious Metals &
Minerals ........ 192,365 —
e
— — — — — (136,009) 56,356
e
(136,009)
Total Investments in Securities . $16,165,020 $6,382,626 $(12,615,761) $3,212,770 $(1,101,087) — — $ (5,349,505) $6,694,063 $ (7,817,886)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Transferred out of level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
e
Includes financial instruments determined to have no value.
Currency
AUD
Australian Dollar
CAD
Canadian Dollar
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Value Right
11. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin Gold and Precious Metals Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Gold and Precious Metals Fund (the “Fund”) as of July 31, 2023, the related statement of operations for the year ended July
31, 2023, the statements of changes in net assets for each of the two years in the period ended July 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2023 and the financial highlights for each of the five years in the period ended July 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
September 20, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Gold and Precious Metals Fund
Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31 , 2023 :
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended July 31, 2023 :
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,192,567
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $17,105,879
Amount Reported
Foreign Taxes Paid $1,482,841
Foreign Source Income Earned $11,130,607

Franklin Gold and Precious Metals Fund
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1982 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 119 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2003 and Lead
Independent Trustee
since 2019
119 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 119 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 119 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board and
Trustee
Chairman of
the Board since
January 2023 and
Trustee since 2007
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 119 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Independent Board Members
(continued)

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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Gold and Precious Metals Fund

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Annual Report
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Gold and Precious Metals Fund
Shareholder Information

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Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN GOLD AND PRECIOUS METALS FUND
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of the Fund, including a
majority of the trustees who are not “interested persons”
as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

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Shareholder Information

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Annual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional precious metals equity funds.
The Board noted that the Fund’s annualized income return
for the three-, five- and 10-year periods was above the
median and in the first quintile (best) of its Performance
Universe, but for the one-year period was below the median
of its Performance Universe. The Board further noted that
the Fund’s annualized total return for the three-, five- and
10-year periods was above the median of its Performance
Universe, but for the one-year period was below the median
of its Performance Universe. The Board concluded that the
Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
as the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each of the
other funds in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 10
other precious metals equity funds. The Board noted that
the Management Rate and actual total expense ratio for the
Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board concluded that
the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided

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to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

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Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

132 A 09/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Gold and Precious Metals Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $55,074 for the fiscal year ended July 31, 2023 and $57,459 for the fiscal year ended July 31, 2022.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $0 for the fiscal year ended July 31, 2023 and $3,000 for the fiscal year ended July 31, 2022. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended July 31, 2023 and $0 for the fiscal year ended July 31, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2023 and $562 for the fiscal year ended July 31, 2022. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $94,715 for the fiscal year ended July 31, 2023 and $244,938 for the fiscal year ended July 31, 2022. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, professional fees in connection with SOC 1 Reports, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge, professional fees relating to security counts and fees in connection with license for accounting and business knowledge platform Viewpoint.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $164,715 for the fiscal year ended July 31, 2023 and $248,500 for the fiscal year ended July 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5.  Audit Committee

of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.     N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a)
 Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company                                    N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  September 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  September 26, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  September 26, 2023